Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,703,000
Previously Paid Amount	0.00
Total Fee Amount	649.49
Total Offset Amount	0.00
Net Fee	$ 649.49